SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of segment reporting
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others*	Elimination	Total
Six months ended June 30, 2024
Sales to external customers	6,443	5,212	13,843	—	4,762	496	1,775	—	32,531
Intersegment sales**	66	1,082	1,826	—	1,018	874	256	(5,122)	—
Operating income (loss)	923	627	263	—	81	396	(224)	52	2,118
Depreciation and amortization	(249)	(182)	(542)	—	(84)	(131)	(89)	—	(1,277)
Income from investments in associates, joint ventures and other investments	—	—	—	423	—	—	—	—	423
Capital expenditures	211	414	718	—	240	497	141	—	2,221
Six months ended June 30, 2023
Sales to external customers	6,783	5,876	15,764	—	5,448	530	2,706	—	37,107
Intersegment sales**	65	1,018	2,002	—	882	1,054	140	(5,161)	—
Operating income (loss)	1,117	876	744	—	189	599	(425)	17	3,117
Depreciation and amortization	(253)	(177)	(533)	—	(70)	(112)	(165)	—	(1,310)
Income from investments in associates, joint ventures and other investments	—	—	—	711	—	—	—	—	711
Capital expenditures	237	382	633	—	139	372	253	(18)	1,998
*Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa (and in Kazakhstan for the six months ended June 30, 2023). Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of operating income to net income
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2024	2023
Operating income	2,118	3,117
Income from investments in associates, joint ventures and other investments	423	711
Financing costs - net	(583)	(361)
Income before taxes	1,958	3,467
Income tax expense	(472)	(420)
Net income (including non-controlling interests)	1,486	3,047

Schedule of geographical areas
Sales (by destination)

	Six months ended June 30,
	2024	2023
Americas
United States	4,246	4,807
Brazil	3,723	4,152
Canada	1,810	1,783
Mexico	1,470	1,683
Argentina	523	909
Others Americas	613	612
Total Americas	12,385	13,946
Europe
Germany	3,082	3,685
France	2,270	2,794
Poland	2,270	2,420
Spain	2,006	2,256
Italy	1,453	1,415
Belgium	885	1,133
Netherlands	700	806
United Kingdom	722	755
Czech Republic	636	681
Turkey	495	524
Russia[1]	—	494
Ukraine	268	195
Romania	202	192
Others Europe	2,171	2,564
Total Europe	17,160	19,914
Asia & Africa
South Africa	929	974
Morocco	375	385
Egypt	62	22
Rest of Africa	209	284
China	398	364
Kazakhstan[1]	—	298
South Korea	168	176
India	82	59
Rest of Asia	763	685
Total Asia & Africa	2,986	3,247
Total	32,531	37,107
1.On December 7, 2023, the Company completed the divestment of ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date.

Schedule of products and services
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2024	2023
Flat products	18,678	20,738
Long products	6,878	7,834
Tubular products	976	1,220
Mining products	660	564
Others	5,339	6,751
Total	32,531	37,107

Schedule of disaggregation of revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2024 and 2023, respectively:

Six months ended June 30, 2024	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,025	4,826	12,173	4,357	—	1,358	28,739
Non-steel sales [1]	177	78	501	292	479	215	1,742
By-product sales [2]	42	83	501	24	—	76	726
Other sales [3]	199	225	668	89	17	126	1,324
Total	6,443	5,212	13,843	4,762	496	1,775	32,531

Six months ended June 30, 2023	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	6,223	5,487	13,432	5,094	—	2,206	32,442
Non-steel sales [1]	313	79	830	230	516	258	2,226
By-product sales [2]	48	82	761	24	—	82	997
Other sales [3]	199	228	741	100	14	160	1,442
Total	6,783	5,876	15,764	5,448	530	2,706	37,107
1.Non-steel sales mainly relate to iron ore, coal, scrap, electricity and hot briquetted iron;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Others mainly include the Company's operations in Ukraine and South Africa, shipping and other services.